Business combination (Details) ¥ in Thousands, $ in Thousands	Mar. 08, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Business combination
Goodwill		¥ 37,785	$ 5,177	¥ 37,785
Send Cloud
Business combination
Purchase consideration	¥ 34,473
Fair value of redeemable noncontrolling interests	31,397
Cash and cash equivalents	17,744
Other current and noncurrent assets	1,025
Deferred revenue	(6,529)
Deferred tax liabilities	(5,330)
Other current liabilities	(2,925)
Goodwill	37,785	¥ 37,785	$ 5,177	¥ 37,785
Send Cloud | Customer relationships
Business combination
Intangibles assets and liabilities	13,800
Send Cloud | Brand
Business combination
Intangibles assets and liabilities	¥ 10,300